WESMARK FUNDS

WesMark Small Company Growth Fund

WesMark Growth Fund

WesMark Balanced Fund

WesMark Government Bond Fund

WesMark West Virginia Municipal Bond Fund

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Supplement to Statement of Additional Information dated March 31, 2008.

Effective January 31, 2009, the address of the WesMark Funds will change from 5800 Corporate Drive, Pittsburgh, Pennsylvania, 15237-7000 to:

4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561.

January 30, 2009

Investment Company Act File No. 811-7925

Cusip 951025501                                           Cusip 951025402

Cusip 951025204                                           Cusip 951025105

Cusip 951025303

39909 (1/09)